Quarterly Holdings Report
for
Fidelity® Total Bond K6 Fund
May 31, 2023
TBDK6-NPRT3-0723
1.9884012.106
Nonconvertible Bonds - 24.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.55% 12/1/33	339,000	266,395
3.8% 12/1/57	4,105,000	2,920,719
4.3% 2/15/30	559,000	534,982
5.15% 11/15/46	1,000,000	926,072
Verizon Communications, Inc.:
2.1% 3/22/28	1,151,000	1,015,839
2.55% 3/21/31	1,065,000	891,858
3% 3/22/27	263,000	247,768
4.862% 8/21/46	1,250,000	1,141,113
5.012% 4/15/49	16,000	14,823
		7,959,569
Entertainment - 0.1%
The Walt Disney Co. 3.8% 3/22/30	2,050,000	1,941,713
Media - 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33	1,526,000	1,326,392
4.908% 7/23/25	945,000	929,277
5.25% 4/1/53	2,499,000	1,948,419
5.375% 5/1/47	2,000,000	1,595,389
5.5% 4/1/63	2,499,000	1,932,248
5.75% 4/1/48	861,000	712,631
Comcast Corp. 6.45% 3/15/37	365,000	407,281
Discovery Communications LLC:
3.625% 5/15/30	708,000	614,541
4.65% 5/15/50	1,913,000	1,400,044
Fox Corp.:
4.03% 1/25/24	216,000	213,618
4.709% 1/25/29	312,000	304,125
5.476% 1/25/39	308,000	285,277
Magallanes, Inc.:
3.428% 3/15/24	909,000	889,822
3.638% 3/15/25	498,000	481,955
3.755% 3/15/27	973,000	911,829
4.054% 3/15/29	337,000	307,886
4.279% 3/15/32	3,816,000	3,333,816
5.05% 3/15/42	738,000	597,095
5.141% 3/15/52	1,091,000	851,459
Time Warner Cable LLC:
6.75% 6/15/39	545,000	515,967
7.3% 7/1/38	2,420,000	2,471,717
		22,030,788
Wireless Telecommunication Services - 0.3%
Millicom International Cellular SA 6.25% 3/25/29 (b)	1,440,000	1,261,267
Rogers Communications, Inc.:
3.2% 3/15/27 (b)	1,051,000	978,415
3.8% 3/15/32 (b)	917,000	810,375
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	1,250,000	1,187,498
3.875% 4/15/30	2,100,000	1,948,376
4.375% 4/15/40	269,000	236,187
4.5% 4/15/50	528,000	450,089
		6,872,207
TOTAL COMMUNICATION SERVICES		38,804,277
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
3.5% 7/1/27	353,000	339,038
3.6% 7/1/30	419,000	391,464
		730,502
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24	890,000	855,893
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30	156,000	145,121
AutoZone, Inc.:
3.625% 4/15/25	239,000	232,059
4% 4/15/30	1,110,000	1,035,067
Lowe's Companies, Inc.:
3.35% 4/1/27	149,000	141,997
3.75% 4/1/32	459,000	416,430
4.25% 4/1/52	1,870,000	1,496,009
4.45% 4/1/62	2,116,000	1,660,815
4.5% 4/15/30	798,000	779,921
O'Reilly Automotive, Inc. 4.2% 4/1/30	246,000	233,941
		6,141,360
TOTAL CONSUMER DISCRETIONARY		7,727,755
CONSUMER STAPLES - 1.6%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,133,000	2,089,424
4.9% 2/1/46	4,500,000	4,273,627
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	900,000	844,596
4.35% 6/1/40	720,000	660,371
4.5% 6/1/50	1,000,000	906,216
4.75% 4/15/58	613,000	564,994
5.45% 1/23/39	800,000	830,732
5.55% 1/23/49	1,824,000	1,907,444
5.8% 1/23/59 (Reg. S)	1,933,000	2,086,607
Molson Coors Beverage Co. 5% 5/1/42	2,945,000	2,726,378
The Coca-Cola Co.:
3.375% 3/25/27	1,279,000	1,246,365
3.45% 3/25/30	713,000	678,572
		18,815,326
Consumer Staples Distribution & Retail - 0.1%
Sysco Corp.:
5.95% 4/1/30	471,000	496,861
6.6% 4/1/50	710,000	791,787
		1,288,648
Food Products - 0.3%
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	1,945,000	1,699,444
3% 5/15/32 (b)	1,955,000	1,495,471
3.625% 1/15/32 (b)	353,000	285,615
5.125% 2/1/28 (b)	735,000	708,261
5.5% 1/15/30 (b)	342,000	324,927
5.75% 4/1/33 (b)	1,515,000	1,412,813
		5,926,531
Tobacco - 0.4%
Altria Group, Inc.:
3.875% 9/16/46	1,521,000	1,054,375
4.25% 8/9/42	932,000	720,674
4.5% 5/2/43	632,000	495,691
4.8% 2/14/29	173,000	169,187
5.375% 1/31/44	1,137,000	1,052,518
5.95% 2/14/49	600,000	555,886
BAT Capital Corp.:
4.7% 4/2/27	1,252,000	1,221,443
4.906% 4/2/30	1,500,000	1,424,673
5.282% 4/2/50	1,500,000	1,213,646
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (b)	1,564,000	1,506,807
6.125% 7/27/27 (b)	764,000	777,049
Reynolds American, Inc. 7.25% 6/15/37	75,000	78,875
		10,270,824
TOTAL CONSUMER STAPLES		36,301,329
ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Canadian Natural Resources Ltd.:
2.05% 7/15/25	5,400,000	5,070,657
3.85% 6/1/27	2,700,000	2,566,973
3.9% 2/1/25	525,000	510,542
5.85% 2/1/35	525,000	513,092
Cenovus Energy, Inc.:
3.75% 2/15/52	210,000	144,988
5.25% 6/15/37	1,911,000	1,776,880
5.4% 6/15/47	244,000	218,680
6.75% 11/15/39	200,000	209,007
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	24,580
5.8% 6/1/45	10,000	9,863
DCP Midstream Operating LP 5.125% 5/15/29	659,000	640,342
Enbridge, Inc. 4.25% 12/1/26	525,000	510,514
Energy Transfer LP:
3.75% 5/15/30	481,000	435,648
4.2% 9/15/23	145,000	144,250
4.5% 4/15/24	215,000	212,874
4.95% 6/15/28	494,000	482,623
5% 5/15/50	2,089,000	1,708,826
5.25% 4/15/29	350,000	345,551
5.4% 10/1/47	1,023,000	879,463
5.8% 6/15/38	275,000	262,174
6% 6/15/48	1,279,000	1,177,350
6.125% 12/15/45	100,000	93,187
6.25% 4/15/49	241,000	229,358
Exxon Mobil Corp. 3.482% 3/19/30	3,150,000	2,971,200
Hess Corp.:
4.3% 4/1/27	1,146,000	1,110,044
5.6% 2/15/41	549,000	517,175
5.8% 4/1/47	874,000	837,517
7.125% 3/15/33	201,000	219,255
7.3% 8/15/31	2,102,000	2,306,513
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,365,000	1,384,206
Kinder Morgan, Inc. 5.55% 6/1/45	415,000	376,393
MPLX LP:
4.8% 2/15/29	175,000	170,324
4.875% 12/1/24	272,000	268,840
4.95% 9/1/32	1,463,000	1,402,342
5.5% 2/15/49	525,000	468,032
Occidental Petroleum Corp.:
5.55% 3/15/26	831,000	828,923
6.2% 3/15/40	700,000	683,375
6.45% 9/15/36	600,000	610,500
6.6% 3/15/46	807,000	827,336
7.5% 5/1/31	927,000	1,006,815
Ovintiv, Inc.:
5.15% 11/15/41	1,916,000	1,611,671
6.625% 8/15/37	350,000	348,609
7.375% 11/1/31	435,000	464,220
8.125% 9/15/30	1,083,000	1,186,038
Petroleos Mexicanos:
5.95% 1/28/31	3,510,000	2,506,667
6.35% 2/12/48	3,548,000	2,048,083
6.49% 1/23/27	570,000	490,841
6.5% 3/13/27	20,000	17,253
6.75% 9/21/47	5,720,000	3,439,951
6.84% 1/23/30	6,742,000	5,233,478
6.95% 1/28/60	989,000	585,636
7.69% 1/23/50	2,090,000	1,347,528
Phillips 66 Co. 3.85% 4/9/25	125,000	122,037
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	4,767,000	4,217,347
3.6% 11/1/24	266,000	258,042
Sabine Pass Liquefaction LLC 4.5% 5/15/30	1,622,000	1,533,649
The Williams Companies, Inc.:
3.5% 11/15/30	1,727,000	1,548,041
4.3% 3/4/24	2,000,000	1,978,387
4.55% 6/24/24	70,000	69,145
4.65% 8/15/32	1,526,000	1,443,669
5.3% 8/15/52	346,000	312,249
5.4% 3/2/26	823,000	829,708
5.75% 6/24/44	35,000	33,506
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	207,000	184,445
Western Gas Partners LP:
3.95% 6/1/25	174,000	167,339
4.5% 3/1/28	200,000	187,777
4.65% 7/1/26	138,000	133,106
4.75% 8/15/28	168,000	158,641
		66,613,275
FINANCIALS - 11.9%
Banks - 5.3%
Bank of America Corp.:
2.299% 7/21/32 (c)	1,880,000	1,498,104
3.5% 4/19/26	2,630,000	2,533,712
3.705% 4/24/28 (c)	528,000	496,313
4.376% 4/27/28 (c)	10,000,000	9,668,708
4.45% 3/3/26	245,000	239,579
5.015% 7/22/33 (c)	13,317,000	13,016,851
Barclays PLC:
2.852% 5/7/26 (c)	1,652,000	1,552,351
4.375% 1/12/26	900,000	869,225
5.088% 6/20/30 (c)	1,421,000	1,319,425
5.2% 5/12/26	1,318,000	1,278,935
5.829% 5/9/27 (c)	2,370,000	2,364,753
6.224% 5/9/34 (c)	1,576,000	1,591,122
BNP Paribas SA 2.219% 6/9/26 (b)(c)	1,520,000	1,410,750
Citigroup, Inc.:
3.352% 4/24/25 (c)	953,000	931,429
4.3% 11/20/26	6,314,000	6,092,680
4.4% 6/10/25	2,266,000	2,212,908
4.412% 3/31/31 (c)	2,221,000	2,100,668
4.45% 9/29/27	4,372,000	4,200,909
4.91% 5/24/33 (c)	3,224,000	3,134,381
5.5% 9/13/25	566,000	565,873
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	517,000	439,558
First Citizens Bank & Trust Co.:
3.929% 6/19/24 (c)	270,000	266,819
6.125% 3/9/28	210,000	208,466
HSBC Holdings PLC 4.95% 3/31/30	298,000	291,231
Intesa Sanpaolo SpA:
4.198% 6/1/32 (b)(c)	242,000	183,100
5.017% 6/26/24 (b)	200,000	194,542
5.71% 1/15/26 (b)	3,773,000	3,591,548
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	880,000	751,793
3.797% 7/23/24 (c)	35,000	34,899
3.882% 7/24/38 (c)	1,000,000	858,678
4.323% 4/26/28 (c)	5,000,000	4,866,815
4.452% 12/5/29 (c)	5,500,000	5,307,639
4.493% 3/24/31 (c)	3,000,000	2,895,478
4.586% 4/26/33 (c)	2,682,000	2,572,008
4.912% 7/25/33 (c)	9,234,000	9,080,647
5.717% 9/14/33 (c)	2,700,000	2,732,308
NatWest Group PLC:
3.073% 5/22/28 (c)	951,000	864,244
5.847% 3/2/27 (c)	3,394,000	3,403,238
Rabobank Nederland 4.375% 8/4/25	500,000	486,885
Societe Generale:
1.038% 6/18/25 (b)(c)	3,800,000	3,578,616
1.488% 12/14/26 (b)(c)	1,953,000	1,721,021
Synchrony Bank:
5.4% 8/22/25	1,384,000	1,318,809
5.625% 8/23/27	1,253,000	1,169,840
Wells Fargo & Co.:
2.406% 10/30/25 (c)	927,000	885,696
3.526% 3/24/28 (c)	2,047,000	1,918,589
4.478% 4/4/31 (c)	3,026,000	2,879,842
4.897% 7/25/33 (c)	4,711,000	4,544,432
5.013% 4/4/51 (c)	2,880,000	2,635,162
5.389% 4/24/34 (c)	2,133,000	2,135,812
Westpac Banking Corp. 4.11% 7/24/34 (c)	744,000	657,968
		119,554,359
Capital Markets - 2.9%
Affiliated Managers Group, Inc. 4.25% 2/15/24	390,000	385,339
Ares Capital Corp.:
3.875% 1/15/26	2,603,000	2,416,012
4.2% 6/10/24	1,716,000	1,673,361
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	2,086,000	1,963,260
3.75% 3/26/25	1,200,000	1,126,800
3.8% 6/9/23	1,250,000	1,247,500
3.869% 1/12/29 (b)(c)	1,570,000	1,401,653
4.194% 4/1/31 (b)(c)	2,010,000	1,766,569
4.207% 6/12/24 (b)(c)	500,000	493,425
4.55% 4/17/26	388,000	364,720
6.537% 8/12/33 (b)(c)	5,000,000	5,102,850
Deutsche Bank AG 4.5% 4/1/25	3,804,000	3,551,020
Deutsche Bank AG New York Branch:
4.1% 1/13/26	1,100,000	1,025,201
5.882% 7/8/31 (c)	5,000,000	4,322,808
6.72% 1/18/29 (c)	980,000	983,917
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	1,922,000	1,547,539
3.102% 2/24/33 (c)	4,272,000	3,622,599
3.691% 6/5/28 (c)	4,660,000	4,390,071
3.75% 5/22/25	525,000	508,483
3.8% 3/15/30	3,630,000	3,364,907
3.814% 4/23/29 (c)	1,025,000	955,404
4.017% 10/31/38 (c)	1,000,000	843,018
4.223% 5/1/29 (c)	2,500,000	2,369,521
6.75% 10/1/37	278,000	296,696
Moody's Corp.:
3.25% 1/15/28	10,000	9,412
3.75% 3/24/25	1,044,000	1,015,040
4.875% 2/15/24	9,000	8,942
Morgan Stanley:
3.125% 7/27/26	2,621,000	2,471,992
3.622% 4/1/31 (c)	2,099,000	1,897,201
4.431% 1/23/30 (c)	2,242,000	2,152,119
4.889% 7/20/33 (c)	5,947,000	5,740,558
5% 11/24/25	5,722,000	5,708,438
UBS Group AG:
1.494% 8/10/27 (b)(c)	1,190,000	1,025,924
4.125% 9/24/25 (b)	500,000	480,154
		66,232,453
Consumer Finance - 2.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	2,378,000	2,232,543
2.45% 10/29/26	868,000	774,001
2.875% 8/14/24	1,196,000	1,148,891
3% 10/29/28	909,000	788,133
3.3% 1/30/32	2,872,000	2,334,127
4.45% 4/3/26	561,000	537,730
4.875% 1/16/24	843,000	835,688
5.75% 6/6/28	2,000,000	1,983,099
6.5% 7/15/25	731,000	736,379
Ally Financial, Inc.:
1.45% 10/2/23	462,000	454,609
3.05% 6/5/23	1,940,000	1,938,816
4.75% 6/9/27	2,500,000	2,333,632
5.125% 9/30/24	465,000	454,116
5.75% 11/20/25	1,560,000	1,515,020
5.8% 5/1/25	1,072,000	1,059,516
7.1% 11/15/27	2,060,000	2,104,571
8% 11/1/31	549,000	572,430
Capital One Financial Corp.:
2.636% 3/3/26 (c)	1,062,000	994,618
3.273% 3/1/30 (c)	1,358,000	1,163,704
3.65% 5/11/27	2,746,000	2,574,820
3.8% 1/31/28	877,000	812,298
4.927% 5/10/28 (c)	2,786,000	2,675,377
4.985% 7/24/26 (c)	1,448,000	1,416,593
5.247% 7/26/30 (c)	2,210,000	2,093,518
Discover Financial Services:
3.95% 11/6/24	4,380,000	4,231,527
4.1% 2/9/27	284,000	264,675
4.5% 1/30/26	803,000	778,247
6.7% 11/29/32	361,000	373,967
Ford Motor Credit Co. LLC:
4.063% 11/1/24	4,206,000	4,065,051
5.584% 3/18/24	1,113,000	1,106,103
Synchrony Financial:
3.95% 12/1/27	3,042,000	2,626,830
4.375% 3/19/24	1,056,000	1,022,852
5.15% 3/19/29	1,958,000	1,734,024
		49,737,505
Financial Services - 1.1%
Blackstone Private Credit Fund:
4.7% 3/24/25	3,937,000	3,799,188
7.05% 9/29/25	1,775,000	1,769,704
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,100,000	2,017,828
4.05% 7/1/30	1,055,000	951,300
4.125% 5/15/29	1,000,000	906,138
Corebridge Financial, Inc.:
3.5% 4/4/25	445,000	424,799
3.65% 4/5/27	1,551,000	1,451,213
3.85% 4/5/29	623,000	561,684
3.9% 4/5/32	4,241,000	3,678,222
4.35% 4/5/42	169,000	135,152
4.4% 4/5/52	498,000	379,014
Jackson Financial, Inc.:
5.17% 6/8/27	682,000	652,143
5.67% 6/8/32	861,000	820,999
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	5,175,000	5,118,946
Pine Street Trust I 4.572% 2/15/29 (b)	1,030,000	960,948
Pine Street Trust II 5.568% 2/15/49 (b)	1,000,000	866,867
		24,494,145
Insurance - 0.4%
AIA Group Ltd. 3.375% 4/7/30 (b)	1,502,000	1,380,796
American International Group, Inc.:
2.5% 6/30/25	1,934,000	1,833,081
5.125% 3/27/33	1,500,000	1,469,782
Five Corners Funding Trust II 2.85% 5/15/30 (b)	2,287,000	1,952,153
Marsh & McLennan Companies, Inc. 4.375% 3/15/29	678,000	661,793
Pacific LifeCorp 5.125% 1/30/43 (b)	950,000	877,729
Pricoa Global Funding I 5.375% 5/15/45 (c)	1,045,000	995,154
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	400,000	382,000
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	80,000	77,886
Unum Group:
3.875% 11/5/25	50,000	47,418
4% 6/15/29	852,000	800,047
		10,477,839
TOTAL FINANCIALS		270,496,301
HEALTH CARE - 1.3%
Biotechnology - 0.2%
Amgen, Inc.:
5.15% 3/2/28	907,000	914,502
5.25% 3/2/30	828,000	834,427
5.25% 3/2/33	934,000	937,299
5.6% 3/2/43	888,000	879,530
5.65% 3/2/53	441,000	441,165
5.75% 3/2/63	804,000	799,088
		4,806,011
Health Care Providers & Services - 0.8%
Centene Corp.:
2.45% 7/15/28	1,670,000	1,434,964
2.625% 8/1/31	800,000	639,752
3.375% 2/15/30	815,000	702,701
4.25% 12/15/27	880,000	827,006
4.625% 12/15/29	3,670,000	3,403,558
Cigna Group:
3.05% 10/15/27	500,000	466,345
4.375% 10/15/28	884,000	861,682
4.8% 8/15/38	550,000	516,700
CVS Health Corp.:
3% 8/15/26	125,000	117,825
3.625% 4/1/27	375,000	358,611
4.78% 3/25/38	2,092,000	1,934,873
5% 1/30/29	801,000	801,508
5.25% 1/30/31	329,000	330,248
HCA Holdings, Inc.:
3.5% 9/1/30	709,000	626,875
3.625% 3/15/32 (b)	195,000	169,957
5.625% 9/1/28	1,054,000	1,061,913
5.875% 2/1/29	981,000	996,901
Humana, Inc. 3.7% 3/23/29	585,000	542,434
Sabra Health Care LP 3.2% 12/1/31	1,971,000	1,456,954
Toledo Hospital 5.325% 11/15/28	319,000	264,917
		17,515,724
Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	3,209,000	3,115,650
Elanco Animal Health, Inc.:
6.022% 8/28/23	459,000	455,558
6.65% 8/28/28 (c)	194,000	185,641
Mylan NV 4.55% 4/15/28	450,000	425,361
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,370,000	1,302,519
Viatris, Inc.:
1.65% 6/22/25	197,000	181,341
2.7% 6/22/30	1,003,000	806,034
3.85% 6/22/40	437,000	293,867
		6,765,971
TOTAL HEALTH CARE		29,087,706
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	1,040,000	1,017,149
The Boeing Co.:
5.04% 5/1/27	723,000	717,781
5.15% 5/1/30	723,000	717,069
5.705% 5/1/40	720,000	709,322
5.805% 5/1/50	700,000	685,300
5.93% 5/1/60	720,000	701,798
		4,548,419
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.375% 7/1/25	1,294,000	1,227,274
3.875% 7/3/23	877,000	875,539
4.25% 2/1/24	977,000	965,251
		3,068,064
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	380,000	367,553
4.25% 4/15/26 (b)	290,000	268,508
4.375% 5/1/26 (b)	880,000	812,675
5.25% 5/15/24 (b)	730,000	718,643
6.375% 5/4/28 (b)	1,704,000	1,664,395
		3,831,774
TOTAL INDUSTRIALS		11,448,257
INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC/EMC Corp.:
5.85% 7/15/25	263,000	266,451
6.02% 6/15/26	258,000	264,077
6.1% 7/15/27	483,000	502,566
6.2% 7/15/30	418,000	435,105
		1,468,199
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc.:
1.95% 2/15/28 (b)	351,000	305,118
2.45% 2/15/31 (b)	3,421,000	2,762,323
2.6% 2/15/33 (b)	3,032,000	2,357,842
3.5% 2/15/41 (b)	2,410,000	1,783,677
3.75% 2/15/51 (b)	1,131,000	816,067
		8,025,027
Software - 0.3%
Oracle Corp.:
1.65% 3/25/26	1,241,000	1,133,442
2.3% 3/25/28	1,961,000	1,735,014
2.8% 4/1/27	1,423,000	1,313,945
2.875% 3/25/31	2,460,000	2,091,496
		6,273,897
TOTAL INFORMATION TECHNOLOGY		15,767,123
MATERIALS - 0.1%
Chemicals - 0.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (b)	1,206,000	1,206,127
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	857,000	829,071
American Homes 4 Rent LP:
2.375% 7/15/31	153,000	121,419
3.625% 4/15/32	681,000	588,694
Boston Properties, Inc.:
3.25% 1/30/31	792,000	633,827
4.5% 12/1/28	605,000	541,186
6.75% 12/1/27	1,120,000	1,121,103
Corporate Office Properties LP:
2.25% 3/15/26	348,000	307,907
2.75% 4/15/31	235,000	175,214
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	260,000	222,215
3.5% 8/1/26	270,000	249,843
Healthpeak Op LLC:
3.25% 7/15/26	113,000	106,074
3.5% 7/15/29	129,000	117,215
Hudson Pacific Properties LP 4.65% 4/1/29	1,473,000	1,049,812
Invitation Homes Operating Partnership LP 4.15% 4/15/32	1,026,000	920,888
Kite Realty Group Trust 4.75% 9/15/30	79,000	71,016
LXP Industrial Trust (REIT) 2.7% 9/15/30	387,000	310,313
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	4,742,000	3,506,301
3.375% 2/1/31	701,000	553,156
3.625% 10/1/29	1,155,000	944,933
4.375% 8/1/23	343,000	340,791
4.75% 1/15/28	3,349,000	3,070,229
4.95% 4/1/24	2,400,000	2,362,416
Piedmont Operating Partnership LP 2.75% 4/1/32	297,000	202,747
Realty Income Corp.:
2.2% 6/15/28	172,000	150,372
2.85% 12/15/32	211,000	172,957
3.25% 1/15/31	213,000	186,373
3.4% 1/15/28	320,000	297,918
Simon Property Group LP 2.45% 9/13/29	333,000	283,622
Store Capital Corp.:
2.75% 11/18/30	424,000	307,266
4.625% 3/15/29	315,000	271,447
Sun Communities Operating LP:
2.3% 11/1/28	341,000	288,798
2.7% 7/15/31	880,000	694,319
Ventas Realty LP:
3% 1/15/30	1,531,000	1,317,371
3.5% 2/1/25	1,265,000	1,213,519
4% 3/1/28	218,000	203,415
4.75% 11/15/30	2,100,000	1,993,024
VICI Properties LP:
4.375% 5/15/25	176,000	169,869
4.75% 2/15/28	1,390,000	1,322,863
4.95% 2/15/30	2,092,000	1,946,168
5.125% 5/15/32	485,000	452,817
Vornado Realty LP 2.15% 6/1/26	374,000	307,051
WP Carey, Inc.:
3.85% 7/15/29	246,000	223,132
4% 2/1/25	489,000	475,424
4.6% 4/1/24	1,250,000	1,228,051
		31,852,146
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 11/15/27	421,000	310,595
4.1% 10/1/24	995,000	930,155
4.55% 10/1/29	260,000	181,430
7.55% 3/15/28	1,521,000	1,295,102
CBRE Group, Inc. 2.5% 4/1/31	1,070,000	866,279
Tanger Properties LP:
2.75% 9/1/31	897,000	644,583
3.125% 9/1/26	2,775,000	2,463,565
		6,691,709
TOTAL REAL ESTATE		38,543,855
UTILITIES - 1.3%
Electric Utilities - 0.8%
Alabama Power Co. 3.05% 3/15/32	1,447,000	1,265,884
Cleco Corporate Holdings LLC:
3.375% 9/15/29	2,173,000	1,877,340
3.743% 5/1/26	1,337,000	1,266,290
Duke Energy Corp. 2.45% 6/1/30	565,000	473,744
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	276,000	221,049
2.775% 1/7/32 (b)	935,000	735,188
Edison International 5.75% 6/15/27	2,985,000	3,009,196
Entergy Corp. 2.8% 6/15/30	580,000	497,765
Exelon Corp.:
2.75% 3/15/27	320,000	295,657
3.35% 3/15/32	389,000	339,164
4.05% 4/15/30	7,865,000	7,376,593
4.1% 3/15/52	288,000	227,598
IPALCO Enterprises, Inc. 3.7% 9/1/24	172,000	166,337
		17,751,805
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.:
3.3% 7/15/25 (b)	3,530,000	3,345,381
3.95% 7/15/30 (b)	2,288,000	2,043,741
		5,389,122
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	2,556,000	2,514,945
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	165,000	150,439
NiSource, Inc. 2.95% 9/1/29	1,708,000	1,504,744
Puget Energy, Inc.:
4.1% 6/15/30	683,000	629,283
4.224% 3/15/32	1,329,000	1,209,168
		6,008,579
TOTAL UTILITIES		29,149,506
TOTAL NONCONVERTIBLE BONDS (Cost $593,793,355)		545,145,511

U.S. Treasury Obligations - 35.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	8,834,000	5,741,065
1.75% 8/15/41	11,769,000	8,301,283
1.875% 11/15/51	34,881,000	22,950,608
2% 11/15/41	11,400,000	8,377,219
2% 8/15/51	74,158,000	50,436,131
2.25% 2/15/52	24,090,000	17,374,913
2.875% 5/15/52	20,540,000	17,008,083
3% 2/15/47	24,645,000	20,817,323
3.25% 5/15/42	9,100,000	8,173,293
3.625% 2/15/53	14,662,000	14,082,393
U.S. Treasury Notes:
0.875% 9/30/26	421,700	381,326
1.75% 1/31/29	29,322,000	26,306,187
2.75% 4/30/27	700,000	670,441
2.75% 8/15/32	51,025,000	47,447,270
2.875% 4/30/29	5,411,700	5,155,913
2.875% 5/15/32	31,215,400	29,365,644
3.125% 8/31/29	29,510,000	28,481,761
3.5% 1/31/30	25,000,000	24,658,203
3.5% 4/30/30	20,000,000	19,746,875
3.5% 2/15/33	92,000,000	90,907,500
3.625% 3/31/28	9,900,000	9,824,203
3.625% 5/31/28	85,000,000	84,515,235
3.625% 3/31/30	20,000,000	19,896,875
3.875% 1/15/26	100,000	99,301
3.875% 9/30/29	25,000,000	25,164,063
3.875% 11/30/29	29,650,000	29,867,742
3.875% 12/31/29	100,000,000	100,777,340
4% 2/15/26	1,500,000	1,495,078
4% 2/29/28	13,900,000	14,022,168
4% 2/28/30	40,000,000	40,639,062
4.125% 11/15/32	15,000,000	15,555,469
4.375% 10/31/24	1,400,000	1,391,031
4.625% 2/28/25	1,500,000	1,500,879
4.625% 3/15/26	3,130,000	3,174,505
TOTAL U.S. TREASURY OBLIGATIONS (Cost $869,018,291)		794,306,382

U.S. Government Agency - Mortgage Securities - 20.4%
	Principal Amount (a)	Value ($)
Fannie Mae - 5.4%
12 month U.S. LIBOR + 1.360% 3.615% 10/1/35 (c)(d)	2,941	2,967
12 month U.S. LIBOR + 1.440% 3.945% 4/1/37 (c)(d)	690	693
12 month U.S. LIBOR + 1.460% 3.848% 1/1/35 (c)(d)	5,061	5,089
12 month U.S. LIBOR + 1.480% 3.796% 7/1/34 (c)(d)	203	206
12 month U.S. LIBOR + 1.550% 3.715% 5/1/44 (c)(d)	692	705
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (c)(d)	1,728	1,767
12 month U.S. LIBOR + 1.560% 4.065% 3/1/37 (c)(d)	5,510	5,554
12 month U.S. LIBOR + 1.570% 4.157% 4/1/44 (c)(d)	2,166	2,191
12 month U.S. LIBOR + 1.580% 3.83% 1/1/44 (c)(d)	1,130	1,143
12 month U.S. LIBOR + 1.580% 4.08% 4/1/44 (c)(d)	757	765
12 month U.S. LIBOR + 1.620% 3.918% 5/1/35 (c)(d)	1,393	1,415
12 month U.S. LIBOR + 1.620% 3.95% 3/1/33 (c)(d)	4,811	4,849
12 month U.S. LIBOR + 1.630% 3.815% 9/1/36 (c)(d)	379	385
12 month U.S. LIBOR + 1.630% 4.127% 11/1/36 (c)(d)	2,386	2,421
12 month U.S. LIBOR + 1.640% 3.895% 6/1/47 (c)(d)	7,558	7,705
12 month U.S. LIBOR + 1.640% 5.18% 5/1/36 (c)(d)	224	229
12 month U.S. LIBOR + 1.680% 3.982% 7/1/43 (c)(d)	12,373	12,610
12 month U.S. LIBOR + 1.700% 4.1% 6/1/42 (c)(d)	9,220	9,441
12 month U.S. LIBOR + 1.730% 4.021% 3/1/40 (c)(d)	5,280	5,360
12 month U.S. LIBOR + 1.730% 4.294% 5/1/36 (c)(d)	2,688	2,750
12 month U.S. LIBOR + 1.750% 4% 8/1/41 (c)(d)	2,129	2,181
12 month U.S. LIBOR + 1.750% 4.051% 7/1/35 (c)(d)	3,929	3,972
12 month U.S. LIBOR + 1.770% 3.995% 2/1/37 (c)(d)	12,253	12,389
12 month U.S. LIBOR + 1.800% 4.048% 12/1/40 (c)(d)	42,710	43,617
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (c)(d)	3,744	3,842
12 month U.S. LIBOR + 1.800% 4.055% 1/1/42 (c)(d)	26,713	27,116
12 month U.S. LIBOR + 1.810% 4.05% 7/1/41 (c)(d)	5,853	6,026
12 month U.S. LIBOR + 1.810% 4.06% 12/1/39 (c)(d)	1,192	1,209
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (c)(d)	2,997	3,068
12 month U.S. LIBOR + 1.810% 4.304% 2/1/42 (c)(d)	15,866	16,105
12 month U.S. LIBOR + 1.820% 4.294% 2/1/35 (c)(d)	1,919	1,938
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (c)(d)	2,485	2,448
12 month U.S. LIBOR + 1.850% 4.429% 4/1/36 (c)(d)	9,567	9,686
12 month U.S. LIBOR + 1.890% 4.392% 8/1/35 (c)(d)	8,382	8,542
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (c)(d)	2,182	2,249
6 month U.S. LIBOR + 1.500% 3.727% 1/1/35 (c)(d)	1,555	1,563
6 month U.S. LIBOR + 1.510% 5.523% 2/1/33 (c)(d)	189	192
6 month U.S. LIBOR + 1.530% 3.785% 12/1/34 (c)(d)	453	454
6 month U.S. LIBOR + 1.550% 5.926% 9/1/33 (c)(d)	12,810	12,975
6 month U.S. LIBOR + 1.960% 4.434% 9/1/35 (c)(d)	305	309
U.S. TREASURY 1 YEAR INDEX + 2.180% 4.139% 7/1/36 (c)(d)	1,264	1,282
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (c)(d)	599	607
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (c)(d)	1,004	1,028
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.405% 10/1/33 (c)(d)	1,077	1,102
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.431% 7/1/34 (c)(d)	1,501	1,539
1.5% 11/1/35 to 6/1/51	9,503,462	7,706,975
2% 2/1/28 to 3/1/52	34,026,246	29,111,946
2.5% 1/1/28 to 2/1/52 (e)(f)	39,579,401	34,489,990
3% 8/1/32 to 2/1/52 (e)	20,321,776	18,327,244
3.5% 5/1/36 to 3/1/52	6,916,753	6,417,128
4% 3/1/36 to 9/1/52	8,014,464	7,658,142
4.5% to 4.5% 6/1/24 to 11/1/52	6,070,464	5,922,467
5% 7/1/33 to 12/1/52	3,213,903	3,203,601
5.274% 8/1/41 (c)	30,328	30,589
5.5% 12/1/23 to 4/1/53	6,623,101	6,625,726
5.5% 5/1/53	773,828	777,455
6% to 6% 9/1/29 to 12/1/52	1,560,345	1,586,121
6.5% 12/1/23 to 8/1/36	219,586	228,230
6.682% 2/1/39 (c)	15,338	15,692
7% to 7% 3/1/24 to 6/1/32	5,816	6,020
7.5% 3/1/26 to 11/1/31	4,823	4,973
TOTAL FANNIE MAE		122,345,983
Freddie Mac - 3.7%
12 month U.S. LIBOR + 1.320% 3.575% 1/1/36 (c)(d)	3,048	3,030
12 month U.S. LIBOR + 1.370% 3.634% 3/1/36 (c)(d)	2,717	2,716
12 month U.S. LIBOR + 1.500% 3.824% 3/1/36 (c)(d)	1,589	1,592
12 month U.S. LIBOR + 1.660% 4.04% 7/1/36 (c)(d)	10,163	10,179
12 month U.S. LIBOR + 1.750% 4% 12/1/40 (c)(d)	16,725	16,883
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (c)(d)	4,213	4,303
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (c)(d)	53,378	54,231
12 month U.S. LIBOR + 1.860% 5.239% 4/1/36 (c)(d)	1,076	1,097
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (c)(d)	4,579	4,656
12 month U.S. LIBOR + 1.880% 4.13% 10/1/41 (c)(d)	35,429	36,021
12 month U.S. LIBOR + 1.880% 5.255% 4/1/41 (c)(d)	1,159	1,184
12 month U.S. LIBOR + 1.900% 4.179% 10/1/42 (c)(d)	21,143	21,486
12 month U.S. LIBOR + 1.910% 3.95% 6/1/41 (c)(d)	9,620	9,875
12 month U.S. LIBOR + 1.910% 4.055% 5/1/41 (c)(d)	9,524	9,769
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (c)(d)	2,999	3,080
12 month U.S. LIBOR + 1.910% 4.563% 5/1/41 (c)(d)	9,303	9,496
12 month U.S. LIBOR + 2.020% 4.93% 4/1/38 (c)(d)	935	951
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (c)(d)	39	39
12 month U.S. LIBOR + 2.040% 4.256% 7/1/36 (c)(d)	7,696	7,893
12 month U.S. LIBOR + 2.200% 4.45% 12/1/36 (c)(d)	1,835	1,871
6 month U.S. LIBOR + 1.660% 4.165% 1/1/37 (c)(d)	2,459	2,460
6 month U.S. LIBOR + 1.660% 5.54% 7/1/35 (c)(d)	1,789	1,814
6 month U.S. LIBOR + 1.880% 4.369% 10/1/36 (c)(d)	17,981	18,069
6 month U.S. LIBOR + 1.990% 4.435% 10/1/35 (c)(d)	9,111	9,178
6 month U.S. LIBOR + 2.010% 6.76% 5/1/37 (c)(d)	1,684	1,729
6 month U.S. LIBOR + 2.020% 5.51% 6/1/37 (c)(d)	3,713	3,807
6 month U.S. LIBOR + 2.680% 6.988% 10/1/35 (c)(d)	1,580	1,625
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.907% 6/1/33 (c)(d)	13,424	13,585
U.S. TREASURY 1 YEAR INDEX + 2.230% 5.066% 4/1/34 (c)(d)	4,161	4,239
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.809% 6/1/33 (c)(d)	3,904	3,968
U.S. TREASURY 1 YEAR INDEX + 2.430% 4.39% 3/1/35 (c)(d)	6,598	6,740
U.S. TREASURY 1 YEAR INDEX + 2.540% 4.046% 7/1/35 (c)(d)	11,743	12,094
1.5% 8/1/35 to 4/1/51	12,374,812	9,985,831
2% 12/1/35 to 6/1/52 (f)	22,315,987	18,900,218
2.5% 1/1/28 to 3/1/52	14,791,976	13,023,742
3% 6/1/31 to 3/1/52	6,429,776	5,804,727
3.5% 3/1/32 to 4/1/52	5,843,440	5,483,039
4% 1/1/36 to 2/1/53 (f)	7,231,769	6,930,798
4% 4/1/48	1,145	1,100
4.5% 7/1/25 to 10/1/52	6,111,651	5,937,846
5% 8/1/33 to 1/1/53 (f)	10,608,639	10,490,978
5.5% 10/1/52 to 4/1/53	6,263,537	6,292,888
5.5% 5/1/53	700,971	704,257
6% 1/1/24 to 12/1/37	28,448	29,255
6.5% 1/1/32 to 1/1/53	521,404	536,012
7% 8/1/26 to 9/1/36	11,286	11,825
7.5% 1/1/27	17	18
8% 7/1/24 to 8/1/30	173	183
8.5% 8/1/27	107	111
TOTAL FREDDIE MAC		84,412,488
Ginnie Mae - 4.4%
3.5% 11/20/41 to 12/20/49	1,063,584	1,004,972
4% 8/15/39 to 5/20/49	2,053,026	1,990,292
4.5% 6/20/33 to 6/20/41	690,924	686,339
5.5% 10/15/35 to 9/15/39	20,624	21,249
7% to 7% 4/15/28 to 8/15/32	5,294	5,506
7.5% to 7.5% 10/15/23 to 1/15/31	1,340	1,378
8% 12/15/23 to 7/15/27	120	122
8.5% 8/15/29 to 7/15/30	50	52
2% 11/20/50 to 4/20/51	8,163,822	6,942,948
2% 6/1/53 (g)	6,100,000	5,172,604
2% 6/1/53 (g)	6,800,000	5,766,181
2% 6/1/53 (g)	2,400,000	2,035,123
2% 6/1/53 (g)	700,000	593,577
2% 6/1/53 (g)	1,600,000	1,356,748
2% 6/1/53 (g)	2,200,000	1,865,529
2% 7/1/53 (g)	5,300,000	4,498,784
2% 7/1/53 (g)	7,050,000	5,984,231
2% 7/1/53 (g)	1,750,000	1,485,447
2.5% 7/20/51 to 12/20/51	1,697,116	1,484,009
2.5% 6/1/53 (g)	5,050,000	4,410,125
2.5% 6/1/53 (g)	4,850,000	4,235,466
2.5% 6/1/53 (g)	1,550,000	1,353,603
2.5% 6/1/53 (g)	2,700,000	2,357,888
2.5% 6/1/53 (g)	1,450,000	1,266,273
2.5% 6/1/53 (g)	1,800,000	1,571,926
2.5% 7/1/53 (g)	5,300,000	4,632,588
3% 5/15/42 to 2/20/50	437,011	398,764
3% 6/1/53 (g)	2,850,000	2,562,950
3% 6/1/53 (g)	4,300,000	3,866,907
3% 6/1/53 (g)	1,500,000	1,348,921
3% 6/1/53 (g)	275,000	247,302
3% 6/1/53 (g)	100,000	89,928
3% 6/1/53 (g)	1,375,000	1,236,511
3% 6/1/53 (g)	850,000	764,389
3% 7/1/53 (g)	4,350,000	3,914,930
3.5% 6/1/53 (g)	6,200,000	5,745,939
3.5% 6/1/53 (g)	4,350,000	4,031,425
3.5% 7/1/53 (g)	5,150,000	4,776,257
4% 6/1/53 (g)	500,000	475,128
4% 6/1/53 (g)	3,500,000	3,325,895
4.5% 6/1/53 (g)	2,000,000	1,942,242
5% 9/20/33 to 4/20/48	383,857	387,539
5% 6/1/53 (g)	1,500,000	1,479,834
5.47% 8/20/59 (c)(h)	167	158
5.5% 6/1/53 (g)	750,000	749,174
5.5% 6/1/53 (g)	350,000	349,615
5.5% 6/1/53 (g)	1,100,000	1,098,789
6% 11/20/31 to 5/15/40	223,889	232,031
6.5% 3/20/31 to 9/15/34	709	738
TOTAL GINNIE MAE		99,748,326
Uniform Mortgage Backed Securities - 6.9%
1.5% 6/1/38 (g)	1,000,000	873,867
1.5% 6/1/38 (g)	700,000	611,707
1.5% 6/1/38 (g)	900,000	786,480
1.5% 6/1/53 (g)	2,600,000	2,027,334
2% 6/1/38 (g)	2,800,000	2,507,170
2% 6/1/38 (g)	1,250,000	1,119,273
2% 6/1/38 (g)	1,275,000	1,141,658
2% 6/1/53 (g)	300,000	246,668
2% 6/1/53 (g)	7,100,000	5,837,809
2% 6/1/53 (g)	6,700,000	5,508,918
2% 6/1/53 (g)	3,450,000	2,836,682
2% 6/1/53 (g)	1,700,000	1,397,785
2% 6/1/53 (g)	7,200,000	5,920,032
2% 6/1/53 (g)	2,600,000	2,137,789
2% 6/1/53 (g)	3,600,000	2,960,016
2% 6/1/53 (g)	5,500,000	4,522,246
2% 6/1/53 (g)	3,300,000	2,713,348
2% 6/1/53 (g)	2,600,000	2,137,789
2% 6/1/53 (g)	1,900,000	1,562,231
2% 6/1/53 (g)	2,200,000	1,808,899
2% 7/1/53 (g)	5,450,000	4,487,734
2% 7/1/53 (g)	5,350,000	4,405,391
2% 7/1/53 (g)	5,350,000	4,405,391
2.5% 6/1/38 (g)	400,000	367,750
2.5% 6/1/53 (g)	700,000	597,871
2.5% 6/1/53 (g)	9,000,000	7,686,914
2.5% 6/1/53 (g)	3,750,000	3,202,881
2.5% 6/1/53 (g)	3,800,000	3,245,586
2.5% 6/1/53 (g)	1,250,000	1,067,627
2.5% 6/1/53 (g)	2,700,000	2,306,074
2.5% 6/1/53 (g)	1,900,000	1,622,793
2.5% 6/1/53 (g)	1,000,000	854,102
2.5% 7/1/53 (g)	8,050,000	6,871,115
3% 6/1/38 (g)	4,200,000	3,962,766
3% 6/1/53 (g)	7,700,000	6,822,320
3% 6/1/53 (g)	5,350,000	4,740,183
3% 6/1/53 (g)	1,950,000	1,727,730
3.5% 6/1/53 (g)	7,600,000	6,972,406
3.5% 6/1/53 (g)	2,700,000	2,477,039
4% 6/1/53 (g)	5,150,000	4,865,141
4% 6/1/53 (g)	3,200,000	3,023,000
4% 6/1/53 (g)	2,300,000	2,172,781
4.5% 6/1/53 (g)	1,800,000	1,741,641
4.5% 6/1/53 (g)	3,500,000	3,386,523
5% 6/1/38 (g)	400,000	398,984
5% 6/1/38 (g)	400,000	398,984
5% 6/1/38 (g)	875,000	872,778
5% 6/1/38 (g)	1,700,000	1,695,684
5% 6/1/38 (g)	2,150,000	2,144,541
5% 6/1/38 (g)	1,300,000	1,296,699
5% 6/1/38 (g)	675,000	673,286
5% 6/1/38 (g)	600,000	598,477
5% 6/1/38 (g)	1,000,000	997,461
5% 6/1/53 (g)	3,800,000	3,742,555
5% 6/1/53 (g)	600,000	590,930
5.5% 6/1/53 (g)	2,850,000	2,848,107
5.5% 6/1/53 (g)	650,000	649,568
5.5% 6/1/53 (g)	850,000	849,436
5.5% 6/1/53 (g)	550,000	549,635
5.5% 6/1/53 (g)	2,200,000	2,198,539
5.5% 6/1/53 (g)	1,400,000	1,399,070
5.5% 7/1/53 (g)	2,450,000	2,448,086
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		156,023,280
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $472,232,633)		462,530,077

Asset-Backed Securities - 5.0%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)(i)	318,936	202,540
Series 2019-1 Class A, 3.844% 5/15/39 (b)	349,315	251,516
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	917,180	724,042
Class B, 4.458% 10/16/39 (b)	220,258	77,549
Series 2021-1A Class A, 2.95% 11/16/41 (b)	1,123,829	1,012,626
Series 2021-2A Class A, 2.798% 1/15/47 (b)	2,113,259	1,807,893
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	1,465,557	1,425,255
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 1/15/32 (b)(c)(d)	365,000	359,968
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 6.3903% 10/17/34 (b)(c)(d)	869,000	849,467
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 6.2404% 4/20/34 (b)(c)(d)	2,222,000	2,163,821
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.5485% 7/20/35 (b)(c)(d)	1,188,000	1,168,178
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 6.3904% 7/20/34 (b)(c)(d)	992,000	964,615
American Money Management Corp. Series 2012-11A Class A1R2, 3 month U.S. LIBOR + 1.010% 6.3091% 4/30/31 (b)(c)(d)	1,700,000	1,676,849
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	319,997	268,898
Class B, 4.335% 1/16/40 (b)	138,939	69,684
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 6.5803% 10/15/32 (b)(c)(d)	1,101,000	1,087,081
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 6.2851% 4/25/34 (b)(c)(d)	657,000	640,342
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 6.3903% 7/15/34 (b)(c)(d)	1,286,000	1,259,970
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.3163% 1/15/35 (b)(c)(d)	1,808,000	1,755,304
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 6.3303% 4/15/34 (b)(c)(d)	1,398,000	1,363,390
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 6.5103% 4/17/33 (b)(c)(d)	460,000	452,671
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 10/15/36 (b)(c)(d)	860,000	838,182
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 6.2751% 4/25/34 (b)(c)(d)	1,437,000	1,402,592
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 6.4704% 1/20/32 (b)(c)(d)	1,680,000	1,658,632
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.2863% 1/17/35 (b)(c)(d)	1,857,000	1,818,668
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.3903% 1/15/35 (b)(c)(d)	1,299,000	1,266,552
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	1,888,187	1,656,016
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 6.2503% 4/15/29 (b)(c)(d)	1,280,593	1,266,172
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	714,423	634,915
Class B, 5.095% 4/15/39 (b)	488,890	353,824
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	266,506	240,716
Series 2021-1A Class A, 3.474% 1/15/46 (b)	305,461	280,260
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 6.3504% 10/20/32 (b)(c)(d)	1,037,000	1,017,483
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.3685% 4/20/35 (b)(c)(d)	1,721,000	1,675,412
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 6.3851% 10/25/34 (b)(c)(d)	838,000	817,316
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 6.3004% 4/20/34 (b)(c)(d)	1,199,000	1,162,065
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 6.4204% 10/20/34 (b)(c)(d)	1,364,000	1,320,371
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	823,809	788,562
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 6.4504% 4/20/34 (b)(c)(d)	1,620,000	1,573,509
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 6.7706% 7/24/34 (b)(c)(d)	1,758,000	1,730,813
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 6.5604% 1/20/34 (b)(c)(d)	2,220,000	2,177,618
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	452,905	419,033
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.3485% 4/20/35 (b)(c)(d)	969,000	939,923
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 6.4004% 10/20/34 (b)(c)(d)	875,000	855,784
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 6.4817% 1/18/32 (b)(c)(d)	1,259,000	1,242,746
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 6.4403% 4/17/33 (b)(c)(d)	900,000	884,597
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 10/15/35 (b)(c)(d)	1,156,000	1,127,107
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 6.5091% 2/20/35 (b)(c)(d)	707,000	688,945
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 4/15/31 (b)(c)(d)	610,000	600,629
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 1/15/35 (b)(c)(d)	1,578,000	1,544,542
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 6.5103% 1/15/34 (b)(c)(d)	350,000	343,852
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 6.375% 7/19/34 (b)(c)(d)	902,000	883,499
Class AR, 3 month U.S. LIBOR + 1.080% 6.3983% 11/16/34 (b)(c)(d)	1,250,000	1,226,868
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 6.6791% 11/20/33 (b)(c)(d)	1,956,000	1,929,042
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	400,000	397,871
Gm Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	509,000	507,962
GM Financial Consumer Automobile Receivables Trust Series 2022-4 Class A3, 4.82% 8/16/27	1,000,000	994,333
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	834,000	835,112
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	370,109	319,218
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	1,587,356	1,357,183
Hyundai Auto Lease Securitizat Series 2023-B Class A2A, 5.47% 9/15/25 (b)	1,100,000	1,099,682
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 6.4027% 10/22/34 (b)(c)(d)	960,000	937,777
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.3163% 4/15/35 (b)(c)(d)	2,253,000	2,182,362
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 6.4703% 1/15/33 (b)(c)(d)	820,000	809,780
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 6.1927% 1/22/28 (b)(c)(d)	774,047	767,329
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.4295% 4/19/34 (b)(c)(d)	1,690,000	1,662,821
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 6.3727% 1/22/35 (b)(c)(d)	1,540,000	1,498,622
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 6.3803% 7/15/34 (b)(c)(d)	1,325,000	1,301,112
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 6.4727% 1/22/31 (b)(c)(d)	364,000	356,281
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 0% 4/22/36 (b)(c)(d)(g)	881,000	880,549
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 6.3904% 10/20/34 (b)(c)(d)	305,000	298,219
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 6.3851% 10/25/34 (b)(c)(d)	1,565,000	1,529,381
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 6.2704% 4/20/34 (b)(c)(d)	1,158,000	1,130,985
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 6.3851% 1/25/35 (b)(c)(d)	1,132,000	1,104,534
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 6.2503% 1/15/34 (b)(c)(d)	1,480,000	1,456,054
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 6.3204% 10/20/30 (b)(c)(d)	1,335,784	1,320,791
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.3804% 10/20/34 (b)(c)(d)	1,254,000	1,228,991
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	1,908,090	1,831,328
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	936,540	801,071
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	1,111,770	997,940
Class A2II, 4.008% 12/5/51 (b)	993,960	822,745
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	822,238	690,688
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 6.3704% 4/20/34 (b)(c)(d)	1,717,000	1,684,689
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.3263% 1/15/37 (b)(c)(d)	1,862,000	1,819,161
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	923,035	776,835
Class B, 4.335% 3/15/40 (b)(i)	233,783	164,234
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,211,000	1,149,708
1.884% 7/15/50 (b)	498,000	449,757
2.328% 7/15/52 (b)	381,000	328,898
Stratus CLO, Ltd. Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.750% 6.7985% 7/20/30 (b)(c)(d)	263,549	262,500
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.3906% 4/23/35 (b)(c)(d)	1,936,000	1,891,865
Symphony CLO Ltd. Series 2020-22A Class A1A, 3 month U.S. LIBOR + 1.290% 6.5517% 4/18/33 (b)(c)(d)	3,000,000	2,961,816
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 6.2203% 4/16/31 (b)(c)(d)	777,000	765,852
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 6.245% 4/19/34 (b)(c)(d)	1,453,000	1,415,139
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 6.3304% 4/20/33 (b)(c)(d)	1,903,000	1,866,518
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	680,908	582,190
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	1,300,405	1,085,864
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (b)	814,000	809,052
Class A3, 4.93% 4/20/26 (b)	891,000	887,389
Valley Stream Park Clo Ltd. / Vy Series 2022-1A Class A, CME Term SOFR 3 Month Index + 2.400% 7.4485% 10/20/34 (b)(c)(d)	1,578,000	1,581,102
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	600,000	570,410
Series 2023 2 Class A, 4.89% 4/13/28	500,000	498,222
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 6.5204% 7/20/32 (b)(c)(d)	1,290,000	1,274,191
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 6.425% 7/19/34 (b)(c)(d)	851,000	832,599
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 6.4004% 10/20/34 (b)(c)(d)	1,736,000	1,696,881
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 7/16/34 (b)(c)(d)	860,000	841,608
World Omni Auto Receivables Trust Series 2023 B:
Class A2A, 5.25% 11/16/26	514,000	511,471
Class A3, 4.66% 5/15/28	944,000	939,852
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	980,000	979,662
TOTAL ASSET-BACKED SECURITIES (Cost $118,186,107)		113,696,090

Collateralized Mortgage Obligations - 1.2%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.2%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	341,943	326,485
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	357,923	344,934
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	626,026	590,670
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	1,106,736	1,059,424
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	429,837	391,496
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	436,353	402,496
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	246,137	218,611
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	355,818	308,236
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	715,183	660,449
TOTAL PRIVATE SPONSOR		4,302,801
U.S. Government Agency - 1.0%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 3.08% 4/25/24 (c)(d)	1,492	1,484
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 6.118% 8/25/31 (c)(d)	2,370	2,384
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 5.938% 2/25/32 (c)(d)	269	269
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 6.1113% 3/18/32 (c)(d)	501	503
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 6.138% 4/25/32 (c)(d)	1,078	1,084
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 6.138% 10/25/32 (c)(d)	693	697
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 5.888% 1/25/32 (c)(d)	257	257
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 5.588% 11/25/32 (c)(d)	12,499	12,479
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 6.138% 11/25/32 (c)(d)	1,056	1,062
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 2.962% 12/25/33 (c)(j)(k)	9,760	1,488
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 1.542% 11/25/36 (c)(j)(k)	7,051	686
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 6.068% 6/25/36 (c)(d)	203,951	205,025
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	206	205
Series 1996-28 Class PK, 6.5% 7/25/25	124	123
Series 1999-17 Class PG, 6% 4/25/29	2,752	2,774
Series 1999-32 Class PL, 6% 7/25/29	3,291	3,323
Series 1999-33 Class PK, 6% 7/25/29	2,425	2,449
Series 2001-52 Class YZ, 6.5% 10/25/31	436	450
Series 2003-70 Class BJ, 5% 7/25/33	15,859	15,799
Series 2005-64 Class PX, 5.5% 6/25/35	13,366	13,293
Series 2005-68 Class CZ, 5.5% 8/25/35	223,933	226,720
Series 2005-81 Class PC, 5.5% 9/25/35	5,667	5,786
Series 2006-12 Class BO 10/25/35 (l)	7,513	6,472
Series 2006-15 Class OP 3/25/36 (l)	9,635	8,132
Series 2006-45 Class OP 6/25/36 (l)	2,996	2,388
Series 2006-62 Class KP 4/25/36 (l)	4,592	3,765
Series 2010-118 Class PB, 4.5% 10/25/40	163,741	161,482
Series 2012-149:
Class DA, 1.75% 1/25/43	55,987	50,806
Class GA, 1.75% 6/25/42	60,909	54,806
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	509	517
Series 1999-25 Class Z, 6% 6/25/29	2,643	2,649
Series 2001-20 Class Z, 6% 5/25/31	3,067	3,107
Series 2001-31 Class ZC, 6.5% 7/25/31	1,463	1,481
Series 2002-16 Class ZD, 6.5% 4/25/32	1,206	1,247
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 2.412% 11/25/32 (c)(j)(k)	2,605	76
Series 2003-117 Class MD, 5% 12/25/23	1,301	1,295
Series 2004-52 Class KZ, 5.5% 7/25/34	77,841	78,515
Series 2004-91 Class Z, 5% 12/25/34	173,903	173,264
Series 2005-117 Class JN, 4.5% 1/25/36	18,831	18,603
Series 2005-14 Class ZB, 5% 3/25/35	53,652	53,467
Series 2006-72 Class CY, 6% 8/25/26	17,655	17,696
Series 2009-59 Class HB, 5% 8/25/39	94,626	94,903
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	3,091	85
Series 2020-80 Class BA, 1.5% 3/25/45	433,517	371,063
Series 2022-1 Class KA, 3% 5/25/48	210,097	191,288
Series 2022-13 Class MA, 3% 5/25/44	3,920,795	3,676,103
Series 2022-3 Class N, 2% 10/25/47	2,499,995	2,164,251
Series 2022-30 Class E, 4.5% 7/25/48	547,918	528,806
Series 2022-49 Class TC, 4% 12/25/48	174,441	169,544
Series 2022-7 Class A, 3% 5/25/48	298,921	272,195
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 1.502% 12/25/36 (c)(j)(k)	4,752	491
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 1.302% 5/25/37 (c)(j)(k)	2,542	306
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 5.2667% 9/25/23 (c)(k)	7	7
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 2.962% 3/25/33 (c)(j)(k)	632	77
Series 2005-72 Class ZC, 5.5% 8/25/35	38,839	39,421
Series 2005-79 Class ZC, 5.9% 9/25/35	22,305	22,699
Series 2007-66 Class SA, 39.600% - 1 month U.S. LIBOR 8.772% 7/25/37 (c)(k)	3,192	4,066
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 1.212% 3/25/38 (c)(j)(k)	16,341	1,665
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 0.912% 12/25/40 (c)(j)(k)	16,522	1,115
Class ZA, 4.5% 12/25/40	7,946	8,119
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	26,249	412
Series 2010-150 Class ZC, 4.75% 1/25/41	77,692	78,010
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 6.058% 3/25/36 (c)(d)	140,006	140,701
Series 2010-95 Class ZC, 5% 9/25/40	173,475	174,665
Series 2011-39 Class ZA, 6% 11/25/32	11,285	11,556
Series 2011-4 Class PZ, 5% 2/25/41	24,065	23,636
Series 2011-67 Class AI, 4% 7/25/26 (j)	8,909	216
Series 2011-83 Class DI, 6% 9/25/26 (j)	4	0
Series 2012-100 Class WI, 3% 9/25/27 (j)	32,316	1,306
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 1.512% 12/25/30 (c)(j)(k)	2,249	6
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 1.412% 6/25/41 (c)(j)(k)	3,176	26
Series 2013-133 Class IB, 3% 4/25/32 (j)	11,076	290
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 0.912% 1/25/44 (c)(j)(k)	10,810	1,196
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 1.582% 6/25/35 (c)(j)(k)	13,446	1,085
Series 2015-42 Class IL, 6% 6/25/45 (j)	68,588	11,725
Series 2015-70 Class JC, 3% 10/25/45	77,179	72,696
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	38,189	6,609
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 1.062% 10/25/47 (c)(j)(k)	314,254	38,408
Series 2018-45 Class GI, 4% 6/25/48 (j)	433,706	84,624
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (j)	2,445	391
Series 343 Class 16, 5.5% 5/25/34 (j)	2,291	371
Series 348 Class 14, 6.5% 8/25/34 (c)(j)	1,576	306
Series 351 Class 13, 6% 3/25/34 (j)	1,419	257
Series 384 Class 6, 5% 7/25/37 (j)	9,624	1,630
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 5.9074% 1/15/32 (c)(d)	200	200
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 6.0074% 3/15/32 (c)(d)	307	308
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 6.1074% 3/15/32 (c)(d)	263	265
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 6.0074% 6/15/31 (c)(d)	486	487
Class FG, 1 month U.S. LIBOR + 0.900% 6.0074% 3/15/32 (c)(d)	166	166
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 5.5074% 11/15/32 (c)(d)	3,382	3,360
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 6.0074% 2/15/33 (c)(d)	52,464	52,581
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 5.5074% 3/15/34 (c)(d)	78,312	77,402
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 5.3574% 5/15/37 (c)(d)	12,517	12,333
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	3,507	3,547
Series 2101 Class PD, 6% 11/15/28	1,682	1,700
Series 2121 Class MG, 6% 2/15/29	1,395	1,411
Series 2131 Class BG, 6% 3/15/29	9,801	9,916
Series 2137 Class PG, 6% 3/15/29	1,513	1,531
Series 2154 Class PT, 6% 5/15/29	2,626	2,657
Series 2162 Class PH, 6% 6/15/29	512	516
Series 2520 Class BE, 6% 11/15/32	4,885	5,023
Series 2693 Class MD, 5.5% 10/15/33	10,596	10,708
Series 2802 Class OB, 6% 5/15/34	9,849	9,988
Series 2996 Class MK, 5.5% 6/15/35	3,005	3,040
Series 3002 Class NE, 5% 7/15/35	11,001	11,009
Series 3110 Class OP 9/15/35 (l)	2,735	2,520
Series 3119 Class PO 2/15/36 (l)	11,457	9,202
Series 3123 Class LO 3/15/36 (l)	6,401	5,187
Series 3189 Class PD, 6% 7/15/36	10,075	10,443
Series 3258 Class PM, 5.5% 12/15/36	4,088	4,190
Series 3415 Class PC, 5% 12/15/37	35,358	35,086
Series 3806 Class UP, 4.5% 2/15/41	21,777	21,703
Series 3832 Class PE, 5% 3/15/41	43,879	43,908
Series 3857 Class ZP, 5% 5/15/41	310,241	314,560
Series 4135 Class AB, 1.75% 6/15/42	45,066	40,791
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	2,577	2,606
Series 2004-2862 Class NE, 5% 9/15/24	1,989	1,983
Series 2022-5189 Class DA, 2.5% 5/25/49	135,674	117,695
Series 2022-5190 Class BA, 2.5% 11/25/47	151,840	134,353
Series 2022-5197 Class DA, 2.5% 11/25/47	115,335	102,061
Series 2022-5198 Class BA, 2.5% 11/25/47	492,832	442,070
Series 2022-5202 Class LB, 2.5% 10/25/47	123,125	108,646
Series 2135 Class JE, 6% 3/15/29	698	707
Series 2145 Class MZ, 6.5% 4/15/29	9,577	9,714
Series 2274 Class ZM, 6.5% 1/15/31	993	1,004
Series 2281 Class ZB, 6% 3/15/30	1,873	1,894
Series 2303 Class ZV, 6% 4/15/31	5,981	6,062
Series 2357 Class ZB, 6.5% 9/15/31	16,124	16,550
Series 2502 Class ZC, 6% 9/15/32	1,949	2,004
Series 2519 Class ZD, 5.5% 11/15/32	2,861	2,911
Series 2877 Class ZD, 5% 10/15/34	211,607	211,048
Series 2998 Class LY, 5.5% 7/15/25	2,459	2,450
Series 3007 Class EW, 5.5% 7/15/25	5,960	5,937
Series 3871 Class KB, 5.5% 6/15/41	57,824	60,041
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 1.4926% 2/15/36 (c)(j)(k)	3,380	311
Series 2013-4281 Class AI, 4% 12/15/28 (j)	6,878	111
Series 2017-4683 Class LM, 3% 5/15/47	98,211	92,368
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 1.0926% 8/15/47 (c)(j)(k)	159,356	19,132
Series 2021-5083 Class VA, 1% 8/15/38	699,959	650,607
Series 2933 Class ZM, 5.75% 2/15/35	51,067	52,847
Series 2935 Class ZK, 5.5% 2/15/35	40,120	41,138
Series 2947 Class XZ, 6% 3/15/35	20,031	20,680
Series 2996 Class ZD, 5.5% 6/15/35	33,967	34,769
Series 3237 Class C, 5.5% 11/15/36	46,251	46,565
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 1.5526% 11/15/36 (c)(j)(k)	14,458	1,405
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 1.6426% 3/15/37 (c)(j)(k)	21,927	2,313
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 1.6526% 4/15/37 (c)(j)(k)	30,613	3,776
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 1.4726% 6/15/37 (c)(j)(k)	9,460	1,111
Series 3843 Class PZ, 5% 4/15/41	270,417	272,407
Series 3949 Class MK, 4.5% 10/15/34	8,092	8,001
Series 4055 Class BI, 3.5% 5/15/31 (j)	10,797	245
Series 4314 Class AI, 5% 3/15/34 (j)	3,017	85
Series 4427 Class LI, 3.5% 2/15/34 (j)	35,897	2,079
Series 4471 Class PA 4% 12/15/40	38,196	37,199
target amortization class Series 2156 Class TC, 6.25% 5/15/29	1,075	1,077
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 5.8477% 2/15/24 (c)(d)	44	44
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	1,112	1,122
Series 2056 Class Z, 6% 5/15/28	2,782	2,813
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 4341 Class ML, 3.5% 11/15/31	202,550	195,221
Series 4386 Class AZ, 4.5% 11/15/40	100,526	98,749
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 1.5846% 6/16/37 (c)(j)(k)	6,136	660
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 5.6484% 7/20/37 (c)(d)	44,729	44,221
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 5.6284% 1/20/38 (c)(d)	11,499	11,356
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 6.0084% 8/20/38 (c)(d)	63,190	63,367
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 6.0484% 9/20/38 (c)(d)	46,339	46,537
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 5.7054% 11/16/39 (c)(d)	57,633	57,124
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 5.6354% 12/16/39 (c)(d)	35,504	35,082
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 5.5677% 3/20/60 (c)(d)(h)	61,957	61,636
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 5.3477% 7/20/60 (c)(d)(h)	497,613	492,917
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 5.1577% 9/20/60 (c)(d)(h)	560,480	555,257
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 5.1577% 8/20/60 (c)(d)(h)	435,028	430,852
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 5.2377% 12/20/60 (c)(d)(h)	237,528	235,579
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 5.3577% 12/20/60 (c)(d)(h)	218,709	217,429
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 5.3577% 2/20/61 (c)(d)(h)	191,025	189,695
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 5.3477% 2/20/61 (c)(d)(h)	268,562	266,743
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 5.3577% 4/20/61 (c)(d)(h)	195,860	194,564
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 5.3577% 5/20/61 (c)(d)(h)	304,461	302,778
Class FC, 1 month U.S. LIBOR + 0.500% 5.3577% 5/20/61 (c)(d)(h)	227,537	226,167
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 5.3877% 6/20/61 (c)(d)(h)	255,757	254,337
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 5.4077% 9/20/61 (c)(d)(h)	88,120	87,628
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 5.4577% 10/20/61 (c)(d)(h)	283,827	282,526
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 5.5484% 8/20/42 (c)(d)	47,838	46,558
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 5.5577% 11/20/61 (c)(d)(h)	272,990	271,959
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 5.5577% 1/20/62 (c)(d)(h)	140,297	139,776
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 5.4877% 1/20/62 (c)(d)(h)	249,250	248,041
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 5.4877% 3/20/62 (c)(d)(h)	119,808	119,119
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 4.8719% 5/20/61 (c)(d)(h)	2,102	2,075
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 5.4577% 8/20/63 (c)(d)(h)	11,342	11,292
Class FD, 1 month U.S. LIBOR + 0.600% 5.4577% 8/20/63 (c)(d)(h)	24,685	24,658
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 5.4577% 1/20/64 (c)(d)(h)	18,130	18,040
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 5.4577% 12/20/63 (c)(d)(h)	88,949	88,676
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 5.3577% 6/20/64 (c)(d)(h)	67,413	67,008
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 4.7397% 3/20/65 (c)(d)(h)	446	443
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 4.9101% 5/20/63 (c)(d)(h)	3,597	3,526
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 4.9322% 4/20/63 (c)(d)(h)	4,877	4,796
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 4.5948% 12/20/62 (c)(d)(h)	1,914	1,870
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 0.0946% 12/20/40 (c)(k)	62,192	51,707
Series 2010-31 Class BP, 5% 3/20/40	261,302	260,420
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	17,478	1,144
Series 2011-68 Class EC, 3.5% 4/20/41	26,225	25,232
Series 2016-69 Class WA, 3% 2/20/46	50,543	46,639
Series 2017-134 Class BA, 2.5% 11/20/46	67,900	61,278
Series 2017-153 Class GA, 3% 9/20/47	135,136	122,681
Series 2017-182 Class KA, 3% 10/20/47	105,490	95,870
Series 2018-13 Class Q, 3% 4/20/47	134,248	123,700
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	17,062	16,896
Series 2010-160 Class DY, 4% 12/20/40	127,723	125,055
Series 2010-170 Class B, 4% 12/20/40	28,285	27,693
Series 2011-69 Class GX, 4.5% 5/16/40	256,481	253,140
Series 2014-H04 Class HA, 2.75% 2/20/64 (h)	293,836	288,592
Series 2017-139 Class BA, 3% 9/20/47	236,097	214,060
Series 2018-H12 Class HA, 3.25% 8/20/68 (h)	531,307	510,967
Series 2004-22 Class M1, 5.5% 4/20/34	82,967	87,762
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 1.3946% 5/16/34 (c)(j)(k)	3,568	275
Series 2010-116 Class QB, 4% 9/16/40	9,759	9,499
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 0.8446% 2/16/40 (c)(j)(k)	22,963	1,417
Series 2010-169 Class Z, 4.5% 12/20/40	374,316	349,725
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 5.3477% 5/20/60 (c)(d)(h)	34,450	34,155
Series 2010-H16 Class BA, 3.55% 7/20/60 (h)	63,248	61,383
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(h)	7,960	7,864
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 0.9516% 7/20/41 (c)(j)(k)	11,822	1,185
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 1.5946% 6/16/42 (c)(j)(k)	13,499	1,321
Series 2013-149 Class MA, 2.5% 5/20/40	93,883	89,776
Series 2013-H01 Class FA, 1.65% 1/20/63 (h)	29	25
Series 2013-H04 Class BA, 1.65% 2/20/63 (h)	247	231
Series 2013-H08 Class MA, 3% 3/20/63 (h)	3,558	3,325
Series 2014-2 Class BA, 3% 1/20/44	253,634	231,563
Series 2014-21 Class HA, 3% 2/20/44	94,246	86,209
Series 2014-25 Class HC, 3% 2/20/44	160,666	146,243
Series 2014-5 Class A, 3% 1/20/44	138,644	126,561
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	1,289	1,210
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(h)	15,064	14,397
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.08% 5/20/66 (c)(d)(h)	588,538	586,569
Series 2017-186 Class HK, 3% 11/16/45	137,558	125,185
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 4.93% 8/20/66 (c)(d)(h)	777,762	773,570
Series 2090-118 Class XZ, 5% 12/20/39	960,975	967,849
TOTAL U.S. GOVERNMENT AGENCY		23,882,748
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,834,684)		28,185,549

Commercial Mortgage Securities - 4.0%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.21% 1/15/39 (b)(c)(d)	1,005,000	976,151
Class B, CME Term SOFR 1 Month Index + 1.550% 6.61% 1/15/39 (b)(c)(d)	190,000	184,354
Class C, CME Term SOFR 1 Month Index + 2.150% 7.21% 1/15/39 (b)(c)(d)	136,000	131,150
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	1,500,000	1,372,307
Class ANM, 3.112% 11/5/32 (b)	778,000	709,976
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	132,000	110,712
Class CNM, 3.7186% 11/5/32 (b)(c)	100,000	79,090
BANK sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	700,000	650,238
Series 2018-BN10 Class A5, 3.688% 2/15/61	500,000	467,168
Series 2019-BN21 Class A5, 2.851% 10/17/52	134,000	115,923
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	300,000	303,674
Class A3, 6.26% 4/15/56	800,000	828,542
BANK Trust sequential payer Series 2017-BNK5 Class A5, 3.39% 6/15/60	1,000,000	927,831
Benchmark Mortgage Trust:
sequential payer Series 2018-B4 Class A5, 4.121% 7/15/51	151,000	142,935
Series 2019-B12 Class XA, 1.0253% 8/15/52 (c)(j)	7,747,248	301,243
Series 2019-B14 Class XA, 0.7749% 12/15/62 (c)(j)	4,530,877	137,593
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 7.2235% 11/15/28 (b)(c)(d)	760,000	754,951
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 6.9573% 4/15/37 (b)(c)(d)	3,387,000	3,281,410
Class B, CME Term SOFR 1 Month Index + 2.440% 7.5063% 4/15/37 (b)(c)(d)	900,000	873,906
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 5.7971% 10/15/36 (b)(c)(d)	1,794,000	1,731,989
Class B, 1 month U.S. LIBOR + 0.890% 6.0068% 10/15/36 (b)(c)(d)	268,000	257,053
Class C, 1 month U.S. LIBOR + 1.090% 6.2066% 10/15/36 (b)(c)(d)	359,000	341,741
Class D, 1 month U.S. LIBOR + 1.290% 6.4063% 10/15/36 (b)(c)(d)	349,000	329,262
Class E, 1 month U.S. LIBOR + 1.940% 7.0555% 10/15/36 (b)(c)(d)	1,213,000	1,146,688
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.0722% 2/15/39 (b)(c)(d)	2,370,180	2,302,342
Class B, CME Term SOFR 1 Month Index + 1.310% 6.3716% 2/15/39 (b)(c)(d)	713,932	686,687
Class C, CME Term SOFR 1 Month Index + 1.560% 6.621% 2/15/39 (b)(c)(d)	713,932	677,755
Class D, CME Term SOFR 1 Month Index + 1.960% 7.0201% 2/15/39 (b)(c)(d)	713,932	674,373
Bx Commercial Mortgage Trust 2:
floater Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 6.407% 4/15/34 (b)(c)(d)	614,000	599,972
Class C, 1 month U.S. LIBOR + 1.600% 6.707% 4/15/34 (b)(c)(d)	406,000	395,694
Class D, 1 month U.S. LIBOR + 1.900% 7.007% 4/15/34 (b)(c)(d)	426,000	414,105
floater sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 6.107% 4/15/34 (b)(c)(d)	814,000	803,667
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 7.733% 9/15/37 (b)(c)(d)	201,600	187,393
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.2538% 10/15/36 (b)(c)(d)	534,650	528,613
Class C, CME Term SOFR 1 Month Index + 1.360% 6.4238% 10/15/36 (b)(c)(d)	672,350	662,169
Class D, CME Term SOFR 1 Month Index + 1.560% 6.6238% 10/15/36 (b)(c)(d)	1,375,300	1,351,005
Class E, CME Term SOFR 1 Month Index + 1.910% 6.9738% 10/15/36 (b)(c)(d)	4,313,750	4,226,665
Series 2021-SDMF Class A, 1 month U.S. LIBOR + 0.580% 5.696% 9/15/34 (b)(c)(d)	400,000	385,419
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.2243% 10/15/39 (b)(c)(d)	943,000	942,408
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.5503% 4/15/37 (b)(c)(d)	1,701,928	1,679,038
Class B, CME Term SOFR 1 Month Index + 1.940% 6.9993% 4/15/37 (b)(c)(d)	867,302	852,925
Class C, CME Term SOFR 1 Month Index + 2.290% 7.3493% 4/15/37 (b)(c)(d)	196,053	190,534
Class D, CME Term SOFR 1 Month Index + 2.830% 7.8983% 4/15/37 (b)(c)(d)	164,311	156,832
floater sequential payer Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.0938% 10/15/36 (b)(c)(d)	1,745,100	1,733,058
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 6.177% 12/15/37 (b)(c)(d)	100,000	98,865
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	1,833,060	1,601,750
CFCRE Commercial Mortgage Trust sequential payer Series 2017-C8 Class A3, 3.3048% 6/15/50	245,012	228,428
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 6.0574% 11/15/36 (b)(c)(d)	580,000	571,218
Class B, 1 month U.S. LIBOR + 1.250% 6.3574% 11/15/36 (b)(c)(d)	200,000	195,962
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 6.227% 6/15/34 (b)(c)(d)	1,556,249	1,536,541
Class B, 1 month U.S. LIBOR + 1.500% 6.607% 6/15/34 (b)(c)(d)	306,684	298,142
Class C, 1 month U.S. LIBOR + 1.750% 6.857% 6/15/34 (b)(c)(d)	346,384	331,475
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class XA, 1.0151% 4/10/48 (c)(j)	2,701,783	39,139
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	257,000	249,082
Series 2015-DC1 Class A4, 3.078% 2/10/48	1,400,000	1,361,217
Series 2014-CR17 Class XA, 0.9445% 5/10/47 (c)(j)	1,363,374	6,878
Series 2014-LC17 Class XA, 0.6585% 10/10/47 (c)(j)	2,208,584	13,797
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 6.087% 5/15/36 (b)(c)(d)	3,527,225	3,505,283
Class B, 1 month U.S. LIBOR + 1.230% 6.337% 5/15/36 (b)(c)(d)	860,858	852,137
Class C, 1 month U.S. LIBOR + 1.430% 6.537% 5/15/36 (b)(c)(d)	836,918	828,763
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	403,633	362,568
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	594,000	571,099
Class B, 4.5349% 4/15/36 (b)	107,000	101,851
Class C, 4.782% 4/15/36 (b)(c)	123,000	116,779
Class D, 4.782% 4/15/36 (b)(c)	245,000	229,865
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 7.357% 12/15/30 (b)(c)(d)	1,296,000	1,215,294
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 5.809% 11/15/38 (b)(c)(d)	6,931,000	6,683,354
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 6.188% 7/15/38 (b)(c)(d)	786,806	770,038
Class B, 1 month U.S. LIBOR + 1.380% 6.488% 7/15/38 (b)(c)(d)	447,934	435,861
Class C, 1 month U.S. LIBOR + 1.700% 6.808% 7/15/38 (b)(c)(d)	330,108	321,027
Class D, 1 month U.S. LIBOR + 2.250% 7.358% 7/15/38 (b)(c)(d)	664,111	644,077
Freddie Mac sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	1,096,000	1,062,325
Series 2015-K049 Class A2, 3.01% 7/25/25	157,000	151,703
Series 2015-K051 Class A2, 3.308% 9/25/25	248,000	240,782
Series 2017 K726 Class A2, 2.905% 4/25/24	2,739,903	2,680,228
Series 2021-K126 Class A2, 2.074% 1/25/31	400,000	341,031
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 7.057% 9/15/31 (b)(c)(d)	734,656	718,674
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 6.2% 10/15/31 (b)(c)(d)	428,696	408,883
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 6.057% 10/15/36 (b)(c)(d)	1,036,000	971,610
Class B, 1 month U.S. LIBOR + 1.150% 6.257% 10/15/36 (b)(c)(d)	160,000	147,546
Class C, 1 month U.S. LIBOR + 1.550% 6.657% 10/15/36 (b)(c)(d)	132,000	119,563
sequential payer Series 2018-GS9 Class A4, 3.992% 3/10/51	200,000	187,835
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.5476% 8/15/39 (b)(c)(d)	2,256,000	2,255,296
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	476,000	427,686
Class CFX, 4.9498% 7/5/33 (b)	103,000	88,374
Class DFX, 5.3503% 7/5/33 (b)	159,000	133,242
Class EFX, 5.3635% 7/5/33 (b)(c)	218,000	179,414
Class XAFX, 1.116% 7/5/33 (b)(c)(j)	2,000,000	69
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.3545% 5/15/39 (b)(c)(d)	2,726,000	2,668,508
Class B, CME Term SOFR 1 Month Index + 1.790% 6.8532% 5/15/39 (b)(c)(d)	1,630,000	1,591,765
Class C, CME Term SOFR 1 Month Index + 2.090% 7.1524% 5/15/39 (b)(c)(d)	913,000	884,395
Class D, CME Term SOFR 1 Month Index + 2.540% 7.6012% 5/15/39 (b)(c)(d)	812,000	772,315
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 5.8735% 3/15/38 (b)(c)(d)	1,199,224	1,168,326
Class B, CME Term SOFR 1 Month Index + 0.990% 6.0535% 3/15/38 (b)(c)(d)	331,261	320,658
Class C, CME Term SOFR 1 Month Index + 1.210% 6.2735% 3/15/38 (b)(c)(d)	208,390	200,281
Class D, CME Term SOFR 1 Month Index + 1.510% 6.5735% 3/15/38 (b)(c)(d)	289,976	277,965
Class E, CME Term SOFR 1 Month Index + 1.860% 6.9235% 3/15/38 (b)(c)(d)	253,606	240,874
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 6.357% 8/15/33 (b)(c)(d)	501,600	400,528
Class C, 1 month U.S. LIBOR + 1.500% 6.607% 8/15/33 (b)(c)(d)(i)	1,208,000	867,948
sequential payer:
Series 2017-H1 Class A4, 3.259% 6/15/50	500,000	465,342
Series 2019-L2 Class A3, 3.806% 3/15/52	400,000	373,170
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	1,698,000	1,575,376
Series 2018-H4 Class A4, 4.31% 12/15/51	385,000	364,005
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	246,000	225,374
Class C, 3.1771% 11/10/36 (b)(c)	235,000	210,578
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 6.9484% 12/15/37 (b)(c)(d)	444,000	432,158
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 6.5984% 12/15/37 (b)(c)(d)	88,682	88,406
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.0593% 2/15/39 (b)(c)(d)	457,000	431,628
Class C, CME Term SOFR 1 Month Index + 2.650% 7.7093% 2/15/39 (b)(c)(d)	237,000	223,056
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 5.8382% 11/15/38 (b)(c)(d)	1,701,000	1,643,422
Class B, 1 month U.S. LIBOR + 1.070% 6.1872% 11/15/38 (b)(c)(d)	974,000	940,335
Class C, 1 month U.S. LIBOR + 1.320% 6.4364% 11/15/38 (b)(c)(d)	605,000	579,528
Class D, 1 month U.S. LIBOR + 1.570% 6.6856% 11/15/38 (b)(c)(d)	398,000	379,493
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.003% 12/15/50 (c)(j)	1,258,274	42,773
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,382,000	1,094,495
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	90,000	70,020
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 6.307% 5/15/31 (b)(c)(d)	953,000	890,943
Series 2017-C42 Class XA, 0.8606% 12/15/50 (c)(j)	3,543,644	111,928
Series 2018-C46 Class XA, 0.9268% 8/15/51 (c)(j)	2,499,684	60,100
Series 2018-C48 Class A5, 4.302% 1/15/52	339,000	322,394
Wells Fargo Commercial Mtg Trust sequential payer Series 2016-C37, Class A4, 3.525% 12/15/49	1,000,000	945,861
WF-RBS Commercial Mortgage Trust:
Series 2014-C21 Class XA, 0.9957% 8/15/47 (c)(j)	810,673	7,897
Series 2014-LC14 Class XA, 1.2305% 3/15/47 (c)(j)	1,023,037	3,419
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $93,787,286)		89,766,556

Municipal Securities - 0.2%
	Principal Amount (a)	Value ($)
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	2,525,000	2,496,119
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,685,673
TOTAL MUNICIPAL SECURITIES (Cost $4,358,873)		4,181,792

Foreign Government and Government Agency Obligations - 0.4%
	Principal Amount (a)	Value ($)
Argentine Republic:
0.5% 7/9/30 (m)	685,010	179,301
1% 7/9/29	75,245	19,131
1.5% 7/9/35 (m)	1,254,989	291,785
Dominican Republic:
4.5% 1/30/30 (b)	1,200,000	1,035,000
5.95% 1/25/27 (b)	2,850,000	2,780,175
6% 7/19/28 (b)	550,000	529,650
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	915,000	761,909
Indonesian Republic 4.2% 10/15/50	2,100,000	1,780,800
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	595,000	543,421
4.5% 4/22/60 (b)	390,000	336,204
State of Qatar 4.4% 4/16/50 (b)	1,390,000	1,256,039
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $11,209,347)		9,513,415

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (c)	401,000	369,311
Regions Bank 6.45% 6/26/37	250,000	248,751
TOTAL BANK NOTES (Cost $695,794)		618,062

Fixed-Income Funds - 15.7%
	Shares	Value ($)
Fidelity Emerging Markets Debt Central Fund (n)	5,476,994	40,858,374
Fidelity Floating Rate Central Fund (n)	1,303,725	124,740,396
Fidelity International Credit Central Fund (n)	649,353	50,233,940
Fidelity Specialized High Income Central Fund (n)	1,702,840	141,574,131
TOTAL FIXED-INCOME FUNDS (Cost $404,905,577)		357,406,841

Money Market Funds - 6.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (o) (Cost $150,928,254)	150,898,819	150,928,999

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.07% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/21/28	4,700,000	193,692
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.305% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28	2,900,000	108,433

TOTAL PUT OPTIONS			302,125
Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.07% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/21/28	4,700,000	187,061
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.305% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28	2,900,000	130,596

TOTAL CALL OPTIONS			317,657
TOTAL PURCHASED SWAPTIONS (Cost $625,632)			619,782

TOTAL INVESTMENT IN SECURITIES - 112.6% (Cost $2,748,575,833)	2,556,899,056
NET OTHER ASSETS (LIABILITIES) - (12.6)% (p)	(285,375,035)
NET ASSETS - 100.0%	2,271,524,021

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/53	(5,300,000)	(4,494,229)
2% 6/1/53	(7,050,000)	(5,978,173)
2% 6/1/53	(1,750,000)	(1,483,944)
2.5% 6/1/53	(5,300,000)	(4,628,448)
3% 6/1/53	(4,350,000)	(3,911,871)
3.5% 6/1/53	(5,150,000)	(4,772,837)

TOTAL GINNIE MAE		(25,269,502)

Uniform Mortgage Backed Securities
2% 6/1/38	(2,500,000)	(2,238,545)
2% 6/1/38	(600,000)	(537,251)
2% 6/1/53	(5,450,000)	(4,481,135)
2% 6/1/53	(5,350,000)	(4,398,912)
2% 6/1/53	(5,350,000)	(4,398,912)
2% 6/1/53	(800,000)	(657,781)
2% 6/1/53	(1,600,000)	(1,315,563)
2% 6/1/53	(1,600,000)	(1,315,563)
2% 6/1/53	(2,200,000)	(1,808,899)
2.5% 6/1/38	(350,000)	(321,781)
2.5% 6/1/53	(4,000,000)	(3,416,406)
2.5% 6/1/53	(8,050,000)	(6,875,518)
2.5% 6/1/53	(425,000)	(362,993)
2.5% 6/1/53	(2,700,000)	(2,306,074)
3% 6/1/53	(2,100,000)	(1,860,633)
3.5% 6/1/53	(500,000)	(458,711)
3.5% 6/1/53	(500,000)	(458,711)
5% 6/1/53	(800,000)	(787,906)
5.5% 6/1/53	(1,500,000)	(1,499,004)
5.5% 6/1/53	(550,000)	(549,635)
5.5% 6/1/53	(250,000)	(249,834)
5.5% 6/1/53	(2,450,000)	(2,448,373)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(42,748,140)

TOTAL TBA SALE COMMITMENTS (Proceeds $67,796,242)		(68,017,642)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	12	Sep 2023	2,469,938	(2,675)	(2,675)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	2	Sep 2023	273,750	4,370	4,370

TOTAL PURCHASED					1,695

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	227	Sep 2023	25,984,406	(58,795)	(58,795)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	93	Sep 2023	10,144,266	9,979	9,979
CBOT Long Term U.S. Treasury Bond Contracts (United States)	59	Sep 2023	7,572,281	(79,874)	(79,874)

TOTAL SOLD					(128,690)

TOTAL FUTURES CONTRACTS					(126,995)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	560,000	12,400	(1,697)	10,703
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	340,000	7,529	(3,727)	3,802
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,020,000	22,586	(20,886)	1,700
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	220,000	4,871	(1,679)	3,192
CMBX N.A. AAA Index Series 13		Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	170,000	3,764	(207)	3,557
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	400,000	8,857	(2,722)	6,135
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	350,000	7,750	(2,479)	5,271
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	180,000	3,986	(1,691)	2,295
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	580,000	12,843	(9,858)	2,985
CMBX N.A. BBB Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(3%)	Monthly	190,000	61,710	(51,401)	10,309
CMBX N.A. BBB Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	100,000	31,480	(25,055)	6,425
CMBX N.A. BBB Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	190,000	59,812	(47,426)	12,386
CMBX N.A. BBB Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	160,000	50,368	(43,141)	7,227
CMBX N.A. BBB Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	40,000	12,592	(10,780)	1,812
CMBX N.A. BBB Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	160,000	50,368	(47,360)	3,008
CMBX N.A. BBB Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	200,000	62,960	(60,976)	1,984
CMBX N.A. BBB Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	170,000	53,516	(44,070)	9,446

TOTAL BUY PROTECTION							467,392	(375,155)	92,237
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	40,000	(886)	951	65

TOTAL CREDIT DEFAULT SWAPS							466,506	(374,204)	92,302

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2025	6,360,000	69,511	0	69,511
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2028	947,000	18,939	0	18,939
3%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2030	346,000	7,979	0	7,979
TOTAL INTEREST RATE SWAPS							96,429	0	96,429

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $265,978,122 or 11.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $889,757.
(f)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,846,726.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)	Level 3 security
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Includes $141,746 of cash collateral segregated to cover margin requirements for centrally cleared OTC swaps.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	87,521,297	864,838,130	801,430,428	3,159,506	-	-	150,928,999	0.4%
Fidelity Emerging Markets Debt Central Fund	39,645,062	1,794,455	-	1,794,455	-	(581,143)	40,858,374	2.0%
Fidelity Floating Rate Central Fund	118,573,646	7,647,083	-	7,647,083	-	(1,480,333)	124,740,396	7.8%
Fidelity International Credit Central Fund	52,040,145	2,804,408	-	2,804,408	-	(4,610,613)	50,233,940	17.8%
Fidelity Securities Lending Cash Central Fund 5.14%	47,988,270	520,549,820	568,538,090	24,980	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	127,572,572	15,118,276	-	5,118,277	-	(1,116,717)	141,574,131	40.1%
Total	473,340,992	1,412,752,172	1,369,968,518	20,548,709	-	(7,788,806)	508,335,840

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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